UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07909
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CREDIT SUISSE SMALL CAP GROWTH FUND, INC.
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Small Cap Growth Fund, Inc.

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
LARGE CAP GROWTH FUND

■  CREDIT SUISSE
MID-CAP CORE FUND

■  CREDIT SUISSE
SMALL CAP GROWTH FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common Class[1]	5.62%
Advisor Class[1]	5.08%
Class A1,2	5.33%
Class B1,2	4.61%
Class C1,2	4.61%
Russell 1000® Growth Index[3]	10.84%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Market continues upward on the back of strong earnings

Overall, the year ending October 31, 2006, was a positive one for U.S. equities in general and for the growth sector specifically. Surprisingly, the July — October period, typically a weak seasonal period, was very strong. Despite a spring pullback, based on growing concerns of a housing-led consumer induced recession, the markets quickly embraced the idea of a "soft landing" following a steep drop in oil prices and a pause in Federal Reserve rate increases. Not surprisingly, energy stocks gyrated with similar volatility to other economically sensitive sectors.

The best performers for the 12 months ended October 31 were the economically sensitive areas. However, healthcare and technology, the traditional growth-investing performers, were the biggest laggards for the period. In fact, many healthcare participants were hurt by pricing concerns, while a lack of strong product cycles caused a decline in interest in technology.

Strategic Review and Outlook: A renewed focus on earnings

For the year ended October 31, 2006, the Fund's Common Class returned 5.62% compared to 10.84% for the Russell 1000 Growth Index. The Fund's emphasis on the industrial strength of the economy contributed to performance. The Fund particularly profited from exposure to the continuing aerospace cycle as well as equipment and agricultural names. Conversely, an involvement in the underperforming growth areas of technology and healthcare detracted from performance. Though the Fund was underweight in technology and overweight in healthcare, there were stock selection difficulties within both sectors. Fund

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

performance was also impacted by holdings that experienced product disappointments, in addition to disappointments as industry conditions shifted in some of the service areas.

During the period, the equity markets also withstood the simultaneous decline in housing markets and continuing interest rate increases, a new Federal Reserve head and a precipitous turn in the formerly high flying energy arena.

Effective December 1, 2006, the Fund's investment strategy was changed to a quantitative approach. The Credit Suisse Quantitative Strategies Group is now responsible for the day-to-day portfolio management of the Fund. While the Fund's policy of investing substantially all of its assets — but no less than 80% of assets — in equity securities or large cap U.S. companies will not change, these securities will be selected using proprietary quantitative stock selection models rather than the more traditional fundamental analysis approach. The Quantitative Strategies Group currently consists of Joseph Cherian, William Weng and Todd Jablonski. Marian Pardo is no longer a portfolio manager on the Fund. Additionally, the Fund's advisory fees were reduced and the Fund's name changed to "Credit Suisse Large Cap Growth Fund." For more information, please see the Fund prospectus.

Marian U. Pardo

Portfolio Manager

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Common Class shares, Advisor
Class shares and the Russell 1000® Growth Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Class A, B, C shares2 and the Russell 1000® Growth Index3,6 from Inception (11/30/01).

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of September 30, 2006

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	2.19%	1.85%	5.95%	8.94%
Advisor Class[5]	1.68%	1.34%	5.44%	8.51%
Class A Without Sales Charge	1.93%	—	—	(0.98)%
Class A With Maximum Sales Charge	(3.92)%	—	—	(2.19)%
Class B Without CDSC	1.18%	—	—	(1.72)%
Class B With CDSC	(2.82)%	—	—	(1.72)%
Class C Without CDSC	1.67%	—	—	(1.62)%
Class C With CDSC	0.67%	—	—	(1.62)%

Average Annual Returns as of October 31, 2006

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	5.62%	1.42%	6.05%	8.99%
Advisor Class[5]	5.08%	0.92%	5.53%	8.57%
Class A Without Sales Charge	5.33%	—	—	(0.64)%
Class A With Maximum Sales Charge	(0.75)%	—	—	(1.82)%
Class B Without CDSC	4.61%	—	—	(1.37)%
Class B With CDSC	0.61%	—	—	(1.37)%
Class C Without CDSC	4.61%	—	—	(1.37)%
Class C With CDSC	3.61%	—	—	(1.37)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 0.75%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 0.61%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 3.61%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Inception Date: 8/17/87.

5  Inception Date: 4/4/91.

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$987.50	$985.10	$986.20	$982.80	$982.80
Expenses Paid per $1,000*	$5.86	$8.31	$7.06	$10.85	$10.85
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,019.31	$1,016.84	$1,018.10	$1,014.27	$1,014.27
Expenses Paid per $1,000*	$5.96	$8.44	$7.17	$11.02	$11.02
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.17%	1.66%	1.41%	2.17%	2.17%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common Class[1]	4.86%
Advisor Class[1]	4.35%
Class A1,2	4.60%
Class B1,2	3.85%
Class C1,2	3.85%
Russell 2500(TM) Growth Index[3]	15.56%
Russell Midcap® Growth Index[4]	14.51%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Market Continues Upward on the Back of Strong Earnings

With the exception of a modest correction in the late spring, U.S. stocks climbed steadily over the past year to finish near a five-year high on October 31, 2006. The major drivers of the market were continued strong earnings and a pause by the Federal Reserve from its three-year campaign of raising interest rates. Equity prices were also supported by a pullback in energy prices during the past year.

On balance, we believe that the economic data and management rhetoric presently weigh in favor of the hoped-for "soft landing." This is where the economy is weak enough to hold inflation in check, but strong enough to keep employment and profits on a moderate growth path. The most recent data in the third quarter appear to be consistent with this outlook, as the GDP slowed to 1.6% while corporate profits, as measured by Standard & Poor's 500 Index earnings, increased more than 17%.

The strength in the equity markets was broad based with all major sectors participating. Considerable volatility in commodity prices led to strong performance for basic material and utility stocks. Additionally, after a period of substantial outperformance, energy stocks experienced more moderate performance. This was due mainly to the pullback in energy after a run-up in the wake of an active hurricane season in 2005. Finally, while higher mortgage rates helped to slow the housing cycle, job creation and financial asset inflation allowed consumers to maintain their spending. Strong earnings drove investor interest during the period.

Strategic Review: Strong Security Selection and Sector Weightings Boost Returns

For the period ended October 31, 2006, the Fund's Class A shares had a return of 4.60% as compared to 15.56% for the Russell 2500 Growth Index and 14.51% for the Russell MidCap Growth Index. Leading contributors to Fund performance were our strong security selection in materials and processing stocks. Sector weighting and strong security selection in producer durable stocks

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

also helped provide positive returns. Among other trends, the proliferation of consumer electronics and increased penetration of wireless devices increased demand for network capacity — benefiting American Tower (2.23% of holdings as of 10/31/06). A recovery in the commercial aviation cycle drove component shares of Precision Cast Parts (2.12% of holdings as of 10/31/06). Additionally, consumer demand for high definition televisions and other consumer electronics led to outperformance for Circuit City (0.55% of holdings as of 10/31/06).

Security selection challenges in healthcare, technology and consumer discretionary stocks adversely impacted performance. Announced product delays among biotech and general pharmaceutical manufacturers led to sharp declines within the healthcare sector.

Effective December 1, 2006, the Fund's investment strategy has changed to a quantitative approach. The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day portfolio management of the Fund. The group currently consists of Joseph Cherian, William Weng and Todd Jablonski. Marian Pardo, Calvin Chung and Eric Wiegand are no longer portfolio managers on the Fund. While the Fund's policy of investing in equity securities of "mid-cap" companies will not change, these securities will be selected using proprietary quantitative stock selection models rather than the more traditional fundamental analysis approach. The portfolio managers will apply the proprietary quantitative models to companies that are represented in the Standard & Poor's MidCap 400 Index (the "S&P 400 Index"), as well as other companies with similar attributes and capitalizations to the companies in the S&P 400 Index. The Fund's new investment strategy, however, does not maintain a growth focus. As a result, the name of the Fund has changed to "Credit Suisse Mid-Cap Core Fund." In addition, the Fund's advisory fee has been reduced to 0.70% of its average daily net assets. Please see the Fund prospectus for more details.

The Credit Suisse Mid-Cap Core Team

Marian U. Pardo

Calvin E. Chung

Eric M. Wiegand

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Common Class shares,
Advisor Class shares, the Russell 2500TM Growth Index3, and the
Russell MidCap® Growth Index4 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class A shares2,
the Russell 2500TM Growth Index3,7, and the Russell MidCap®
Growth Index4,7 from Inception (11/30/01).

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class B shares2, Class C shares2, the Russell 2500TM Growth Index3,8 and the Russell MidCap®
Growth Index4,8 from Inception (02/27/04).

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	(0.12)%	8.31%	3.89%	10.20%
Advisor Class[6]	(0.65)%	7.76%	3.39%	8.42%
Class A Without Sales Charge	(0.37)%	—	—	4.68%
Class A With Maximum Sales Charge	(6.10)%	—	—	3.41%
Class B Without CDSC	(1.15)%	—	—	3.39%
Class B With CDSC	(5.11)%	—	—	2.66%
Class C Without CDSC	(1.09)%	—	—	3.41%
Class C With CDSC	(2.08)%	—	—	3.41%

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	4.86%	7.07%	4.16%	10.23%
Advisor Class[6]	4.35%	6.53%	3.65%	8.46%
Class A Without Sales Charge	4.60%	—	—	4.86%
Class A With Maximum Sales Charge	(1.42)%	—	—	3.60%
Class B Without CDSC	3.85%	—	—	3.73%
Class B With CDSC	(0.15)%	—	—	3.03%
Class C Without CDSC	3.85%	—	—	3.73%
Class C With CDSC	2.85%	—	—	3.73%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 1.42%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 0.15%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 2.85%.

3  The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.

4  The Russell Midcap® Growth Index measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.

5  Inception Date: 1/21/88.

6  Inception Date: 4/4/91.

7  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

8  Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$944.50	$942.00	$943.20	$939.70	$939.70
Expenses Paid per $1,000*	$6.32	$8.76	$7.54	$11.20	$11.20
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,018.70	$1,016.18	$1,017.44	$1,013.66	$1,013.61
Expenses Paid per $1,000*	$6.56	$9.10	$7.83	$11.62	$11.67
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.29%	1.79%	1.54%	2.29%	2.29%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common Class[1]	2.97%
Advisor Class[1]	2.69%
Class A1,2	3.02%
Class B1,2	2.33%
Class C1,2	2.49%
Russell 2000® Growth Index[3]	17.07%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A strong, if volatile market

The overall market environment for U.S. equities was strong for the period ended October 31, 2006, with all categories posting good returns for the year. There were many catalysts for this improved performance: oil prices peaked in the summer before declining significantly compared to the previous year; gasoline prices declined in the last 3 months to levels not seen in more than 12 months; and the rate hike cycle as the Federal Reserve, after 4 years of consistent rate increases, halted them over the summer due to concerns over a slowing economy.

For the period, small cap stocks outperformed large cap stocks, though not by a significant margin. As an investment style, value significantly outperformed growth, continuing the stunning 7-year outperformance for this style of investing. The Russell 2000 Growth Index (the Fund's benchmark) was up 17.07% over the period and the Russell 2000 Value Index4 was up 22.9% over the period.

The 12-month period was extremely volatile, with small cap stocks performing well in the first calendar quarter, then declining after a spring peak. The Russell 2000 Growth Index declined nearly 17% from May through the end of June and, after fluctuating for a few months, the market hit a low in August before staging a big rally — with the Russell 2000 Growth Index up almost 16% from the low point.

The most recent move in the Russell 2000 Growth Index was driven in part by the advent of exchange traded funds (ETFs) based on the Russell 2000 Growth Index. Year to date, the Russell 2000 Growth Index ETFs saw significant inflows, driving up the lower quality, illiquid names in the Russell 2000 Growth Index, thereby making it more challenging for active managers to outperform. In fact, unprecedented in the small cap growth sector, the Russell 2000 Growth Index ETF outperformed approximately 75% of small cap growth managers. Additionally, the best performers within the Russell 2000 Growth Index were

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

actually companies with no earnings. The companies with steady earnings growth and strong balance sheets had the poorest relative performance for the period.

Strategic Review and Outlook: A focus on fundamental research and disciplined stock selection

The best performing sectors in which the Fund held securities during the 12-month period were consumer discretionary and technology. Overweights in these sectors contributed to the Fund's performance — with consumer discretionary providing a sector return of 35.26% (vs. 16.6% for the Russell 2000 Growth Index). Detracting from performance was an underweight in financial services, a sector that performed well. Additionally, poor performance in healthcare, energy and staples, due in part to stock selection challenges, further reduced Fund performance. Furthermore, the Fund's lack of investments in materials cost 100 basis points in relative performance as materials was one of the strongest performing groups in the Russell 2000 Growth Index.

In light of the Board's August 16, 2006 approval of a Plan of Liquidation, Dissolution and Termination for the Fund, shares are no longer being offered. The liquidation, dissolution and termination of the Fund is subject to the completion of certain conditions, including the approval of the Plan by the Fund's shareholders. On December 5, 2006, Small Cap Growth Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 12, 2006.

The Fund stopped charging Distribution and Service (12b-1) fees on all classes of shares on August 21, 2006.

Laura Granger

Portfolio Manager

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Growth Fund1 Common Class shares and the Russell 2000® Growth Index3,4 from Inception (12/31/96).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Growth Fund1 Class A shares2 and
the Russell 2000® Growth Index3,5 from Inception (11/30/01).

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Growth Fund1 Advisor Class shares,
Class B shares2, Class C shares2 and the Russell 2000® Growth Index3,6 from Inception (02/27/04).

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	Since Inception
Common Class	(6.33)%	6.56%	7.26%
Advisor Class	(6.63)%	—	(1.57)%
Class A Without Sales Charge	(6.33)%	—	2.58%
Class A With Maximum Sales Charge	(11.70)%	—	1.33%
Class B Without CDSC	(7.00)%	—	(1.83)%
Class B With CDSC	(10.72)%	—	(2.60)%
Class C Without CDSC	(6.85)%	—	(1.75)%
Class C With CDSC	(7.78)%	—	(1.75)%

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	Since Inception
Common Class	2.97%	5.49%	7.76%
Advisor Class	2.69%	—	0.40%
Class A Without Sales Charge	3.02%	—	3.61%
Class A With Maximum Sales Charge	(2.90)%	—	2.37%
Class B Without CDSC	2.33%	—	0.15%
Class B With CDSC	(1.67)%	—	(0.60)%
Class C Without CDSC	2.49%	—	0.23%
Class C With CDSC	1.49%	—	0.23%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 2.90%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 1.67%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 1.49%.

3  The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning December 31, 1996. For that reason, performance is shown for the period beginning January 1, 1997.

5  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

6  Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$888.60	$887.90	$889.10	$886.40	$887.00
Expenses Paid per $1,000*	$6.47	$7.14	$6.24	$9.37	$8.04
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,018.35	$1,017.64	$1,018.60	$1,015.27	$1,016.69
Expenses Paid per $1,000*	$6.92	$7.63	$6.67	$10.01	$8.59
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.36%	1.50%	1.31%	1.97%	1.69%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Growth Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Growth Fund

Schedule of Investments

October 31, 2006

	Number of Shares	Value
COMMON STOCKS (95.4%)
Aerospace & Defense (5.3%)
Boeing Co.	22,600	$1,804,836
L-3 Communications Holdings, Inc.	24,400	1,964,688
Precision Castparts Corp.	29,000	1,973,740
United Technologies Corp.	64,600	4,245,512
		9,988,776
Banks (2.8%)
Northern Trust Corp.	48,300	2,836,176
Wells Fargo & Co.	66,100	2,398,769
		5,234,945
Beverages (4.7%)
Coca-Cola Co.	77,300	3,611,456
PepsiCo, Inc.	80,500	5,106,920
		8,718,376
Biotechnology (5.2%)
Amylin Pharmaceuticals, Inc.*§	41,100	1,806,756
Celgene Corp.*§	65,400	3,494,976
Genentech, Inc.*	53,100	4,423,230
		9,724,962
Chemicals (1.3%)
Monsanto Co.	56,600	2,502,852
Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	25,500	1,610,070
Commingled Fund (4.1%)
iShares Russell 1000 Growth Index Fund	140,700	7,596,393
Communications Equipment (8.1%)
Cisco Systems, Inc.*	251,000	6,056,630
Corning, Inc.*	181,100	3,699,873
Motorola, Inc.	117,000	2,698,020
Qualcomm, Inc.	75,000	2,729,250
		15,183,773
Computers & Peripherals (2.2%)
Apple Computer, Inc.*	49,700	4,029,676
Diversified Financials (8.4%)
American Express Co.	78,400	4,532,304
Citigroup, Inc.	38,100	1,911,096
Franklin Resources, Inc.	32,800	3,737,888
Morgan Stanley	43,600	3,332,348
TD Ameritrade Holding Corp.§	128,300	2,113,101
		15,626,737

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (0.8%)
AES Corp.*	69,800	$1,534,902
Electronic Equipment & Instruments (1.6%)
Roper Industries, Inc.	60,800	2,909,280
Energy Equipment & Services (1.5%)
Bonneville Pacific Corp.*^	16,883	127
Grant Prideco, Inc.*	22,000	830,940
Halliburton Co.	62,300	2,015,405
		2,846,472
Food & Drug Retailing (1.6%)
CVS Corp.	98,600	3,094,068
Healthcare Equipment & Supplies (2.0%)
IMS Health, Inc.§	68,200	1,899,370
Varian Medical Systems, Inc.*	35,400	1,942,044
		3,841,414
Healthcare Providers & Services (1.0%)
UnitedHealth Group, Inc.	37,400	1,824,372
Household Products (1.8%)
Procter & Gamble Co.	53,200	3,372,348
Insurance (1.0%)
Prudential Financial, Inc.	24,000	1,846,320
Internet Software & Services (4.4%)
eBay, Inc.*	72,600	2,332,638
Google, Inc. Class A*	12,200	5,811,958
		8,144,596
IT Consulting & Services (0.9%)
CACI International, Inc. Class A*	30,500	1,754,970
Media (3.8%)
Lamar Advertising Co. Class A*§	57,200	3,299,296
Walt Disney Co.	119,700	3,765,762
		7,065,058
Multiline Retail (4.5%)
Kohl's Corp.*	50,500	3,565,300
Wal-Mart Stores, Inc.	99,100	4,883,648
		8,448,948
Oil & Gas (3.0%)
EOG Resources, Inc.	17,000	1,131,010
Exxon Mobil Corp.	39,800	2,842,516
XTO Energy, Inc.	33,866	1,580,188
		5,553,714

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (10.1%)
Endo Pharmaceuticals Holdings, Inc.*	57,200	$1,632,488
Johnson & Johnson	101,200	6,820,880
Medco Health Solutions, Inc.*	58,300	3,119,050
Merck & Company, Inc.	82,500	3,747,150
Wyeth	70,000	3,572,100
		18,891,668
Software (7.3%)
Adobe Systems, Inc.*	62,882	2,405,236
Autodesk, Inc.*	65,300	2,399,775
Cerner Corp.*§	40,800	1,971,048
Electronic Arts, Inc.*	58,800	3,109,932
Microsoft Corp.	132,800	3,812,688
		13,698,679
Specialty Retail (0.5%)
TJX Companies, Inc.	32,100	929,295
Textiles & Apparel (1.0%)
Nike, Inc. Class B	20,200	1,855,976
Tobacco (2.0%)
Altria Group, Inc.	47,200	3,838,776
Wireless Telecommunication Services (3.6%)
American Tower Corp. Class A*	100,500	3,620,010
NII Holdings, Inc.*	48,100	3,127,943
		6,747,953
TOTAL COMMON STOCKS (Cost $150,987,686)		178,415,369
SHORT-TERM INVESTMENTS (10.4%)
State Street Navigator Prime Portfolio§§	8,623,058	8,623,058
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 11/01/06	$10,917	10,917,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,540,058)		19,540,058
TOTAL INVESTMENTS AT VALUE (105.8%) (Cost $170,527,744)		197,955,427
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.8%)		(10,936,698)
NET ASSETS (100.0%)		$187,018,729

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

October 31, 2006

	Number of Shares	Value
COMMON STOCKS (94.3%)
Aerospace & Defense (7.4%)
Alliant Techsystems, Inc.*	42,800	$3,304,588
Goodrich Corp.	96,600	4,259,094
L-3 Communications Holdings, Inc.	67,400	5,427,048
Precision Castparts Corp.	76,700	5,220,202
		18,210,932
Airlines (0.9%)
AMR Corp.*§	75,500	2,139,670
Banks (8.3%)
Hudson City Bancorp, Inc.	307,700	4,224,721
Mellon Financial Corp.	90,100	3,495,880
Northern Trust Corp.	107,500	6,312,400
People's Bank§	94,200	3,833,940
SVB Financial Group*§	54,000	2,485,080
		20,352,021
Beverages (3.7%)
Constellation Brands, Inc. Class A*	70,100	1,927,049
Molson Coors Brewing Co. Class B§	102,300	7,281,714
		9,208,763
Biotechnology (2.3%)
Amylin Pharmaceuticals, Inc.*§	26,600	1,169,336
Biogen Idec, Inc.*	33,000	1,570,800
Celgene Corp.*	54,800	2,928,512
		5,668,648
Chemicals (1.1%)
Monsanto Co.	58,900	2,604,558
Commercial Services & Supplies (6.0%)
Avery Dennison Corp.	87,500	5,524,750
Brink's Co.§	74,300	3,900,007
Corporate Executive Board Co.	23,900	2,146,698
Laureate Education, Inc.*	62,400	3,289,728
		14,861,183
Communications Equipment (1.8%)
Avaya, Inc.*	348,800	4,468,128
Computers & Peripherals (0.9%)
SanDisk Corp.*	43,400	2,087,540
Distributor (2.5%)
Pool Corp.§	149,300	6,118,314
Diversified Financials (3.0%)
Investment Technology Group, Inc.*	36,800	1,718,560
Nuveen Investments, Inc. Class A§	90,400	4,456,720
TD Ameritrade Holding Corp.	74,800	1,231,956
		7,407,236

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (0.9%)
Rockwell Automation, Inc.	37,100	$2,300,200
Electronic Equipment & Instruments (4.2%)
Intersil Corp. Class A	93,400	2,190,230
Roper Industries, Inc.	168,000	8,038,800
		10,229,030
Energy Equipment & Services (3.8%)
National-Oilwell Varco, Inc.*	91,900	5,550,760
Smith International, Inc.	93,000	3,671,640
		9,222,400
Food & Drug Retailing (0.6%)
Kroger Co.	60,700	1,365,143
Healthcare Equipment & Supplies (6.3%)
Dade Behring Holdings, Inc.	91,800	3,344,274
Hologic, Inc.*§	53,600	2,580,840
IMS Health, Inc.	85,500	2,381,175
Intuitive Surgical, Inc.*§	12,700	1,259,586
Varian Medical Systems, Inc.*	108,500	5,952,310
		15,518,185
Healthcare Providers & Services (3.8%)
Covance, Inc.*	88,200	5,159,700
Omnicare, Inc.§	23	871
Quest Diagnostics, Inc.	85,000	4,227,900
		9,388,471
Hotels, Restaurants & Leisure (5.6%)
Penn National Gaming, Inc.*	184,400	6,743,508
Starwood Hotels & Resorts Worldwide, Inc.	116,500	6,959,710
		13,703,218
Household Durables (0.8%)
Snap-On, Inc.	41,700	1,961,151
Insurance (3.9%)
Genworth Financial, Inc. Class A	161,000	5,383,840
W.R. Berkley Corp.	112,650	4,152,279
		9,536,119
Internet Software & Services (1.2%)
Akamai Technologies, Inc.*§	60,500	2,835,030
IT Consulting & Services (3.6%)
CACI International, Inc. Class A*§	74,408	4,281,436
ManTech International Corp. Class A*	84,900	2,891,694
NAVTEQ Corp.*	52,500	1,743,000
		8,916,130

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Machinery (2.0%)
Harsco Corp.	32,500	$2,652,975
ITT Corp.	43,100	2,344,209
		4,997,184
Media (3.3%)
Lamar Advertising Co. Class A*	90,500	5,220,040
Univision Communications, Inc. Class A*§	84,100	2,948,546
		8,168,586
Multi-Utilities (0.5%)
Questar Corp.	15,400	1,254,792
Oil & Gas (4.0%)
EOG Resources, Inc.	30,400	2,022,512
Newfield Exploration Co.*	94,900	3,870,971
XTO Energy, Inc.	85,100	3,970,766
		9,864,249
Pharmaceuticals (1.2%)
Forest Laboratories, Inc.*	62,200	3,044,068
Software (4.0%)
Activision, Inc.*	231,166	3,564,580
Autodesk, Inc.*	92,100	3,384,675
Cerner Corp.*§	27,700	1,338,187
Intuit, Inc.*	45,200	1,595,560
		9,883,002
Specialty Retail (3.0%)
Abercrombie & Fitch Co. Class A	24,900	1,908,585
Circuit City Stores, Inc.	50,100	1,351,698
Limited Brands, Inc.	70,900	2,089,423
Tractor Supply Co.*	43,100	2,086,902
		7,436,608
Wireless Telecommunication Services (3.7%)
American Tower Corp. Class A*	152,900	5,507,458
NII Holdings, Inc.*	53,300	3,466,099
		8,973,557
TOTAL COMMON STOCKS (Cost $194,660,471)		231,724,116
PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
SHORT-TERM INVESTMENTS (18.7%)
State Street Navigator Prime Portfolio§§	30,865,644	$30,865,644
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 11/01/06	$15,097	15,097,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,962,644)		45,962,644
TOTAL INVESTMENTS AT VALUE (113.0%) (Cost $247,623,115)		277,686,760
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.0%)		(32,002,276)
NET ASSETS (100.0%)		$245,684,484

*  Non-income producing security.

††  Restricted security, not readily marketable; security is valued at fair value as determined in good faith, by or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments

October 31, 2006

	Number of Shares	Value
COMMON STOCKS (98.0%)
Aerospace & Defense (2.1%)
BE Aerospace, Inc.*	8,500	$214,880
Banks (1.5%)
Signature Bank*	5,300	160,749
Beverages (1.2%)
Hansen Natural Corp.*§	4,000	127,000
Biotechnology (4.9%)
Cubist Pharmaceuticals, Inc.*§	6,700	149,209
Kendle International, Inc.*§	4,400	152,328
LifeCell Corp.*§	8,800	206,184
		507,721
Chemicals (1.4%)
Pacific Ethanol, Inc.*§	3,600	60,300
Zoltek Companies, Inc.*§	3,200	80,224
		140,524
Commercial Services & Supplies (7.0%)
Fuel-Tech NV*	5,500	108,075
Kenexa Corp.*§	3,800	122,094
PeopleSupport, Inc.*	8,300	162,597
Sotheby's	3,600	136,800
VistaPrint, Ltd.*§	6,400	200,192
		729,758
Communications Equipment (1.6%)
F5 Networks, Inc.*	2,500	165,475
Computers & Peripherals (0.7%)
Focus Media Holding, Ltd. ADR*	1,300	68,757
Diversified Financials (3.0%)
Bankrate, Inc.*§	3,800	121,410
Investment Technology Group, Inc.*	4,000	186,800
		308,210
Diversified Telecommunication Services (2.1%)
Cbeyond, Inc.*§	4,700	142,598
SAVVIS, Inc.*	2,400	74,616
		217,214
Electrical Equipment (1.7%)
Energy Conversion Devices, Inc.*§	4,700	172,913
Electronic Equipment & Instruments (3.2%)
Daktronics, Inc.§	5,900	139,889
Hittite Microwave Corp.*§	3,000	102,870
Itron, Inc.*§	1,500	81,660
Riverbed Technology, Inc.*§	200	4,794
		329,213

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (1.1%)
TETRA Technologies, Inc.*§	4,400	$113,960
Healthcare Equipment & Supplies (10.6%)
ArthroCare Corp.*§	3,300	133,353
Foxhollow Technologies, Inc.*§	2,200	77,022
Hologic, Inc.*§	5,400	260,010
Illumina, Inc.*§	2,200	96,712
Inverness Medical Innovations, Inc.*§	3,700	139,453
Meridian Bioscience, Inc.§	6,900	159,045
Mindray Medical International, Ltd. ADR*	100	1,810
Neurometrix, Inc.*	7,300	118,917
Spectranetics Corp.*§	8,700	108,054
		1,094,376
Healthcare Providers & Services (1.5%)
Psychiatric Solutions, Inc.*§	4,600	152,720
Hotels, Restaurants & Leisure (7.0%)
Buffalo Wild Wings, Inc.*	1,800	93,060
Chipotle Mexican Grill, Inc. Class A*§	3,100	185,690
Life Time Fitness, Inc.*§	4,600	237,038
Live Nation, Inc.*	4,000	85,040
Orient-Express Hotels, Ltd. Class A§	3,200	126,240
		727,068
Insurance (1.7%)
Tower Group, Inc.	5,100	180,285
Internet & Catalog Retail (1.1%)
Nutri/System, Inc.*§	1,500	92,520
Shutterfly, Inc.*	1,400	18,410
		110,930
Internet Software & Services (7.2%)
Allscripts Heathcare Solutions, Inc.*§	4,300	101,437
Digital River, Inc.*§	2,500	144,625
INVESTools, Inc.*§	7,600	97,280
Knot, Inc.*§	5,400	129,438
Sify, Ltd. ADR*§	15,600	143,052
ValueClick, Inc.*§	7,100	133,480
		749,312
IT Consulting & Services (1.8%)
Redback Networks, Inc.*§	11,800	186,676
Machinery (1.1%)
Ceradyne, Inc.*§	2,800	115,500
Media (3.3%)
aQuantive, Inc.*§	8,400	228,312
Central European Media Enterprises, Ltd. Class A*§	1,600	118,112
		346,424

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (0.9%)
Adams Respiratory Therapeutics, Inc.*	2,100	$90,510
Real Estate (3.8%)
Trammell Crow Co.*§	5,700	277,875
Williams Scotsman International, Inc.*§	5,000	117,650
		395,525
Semiconductor Equipment & Products (9.6%)
Diodes, Inc.*§	2,800	123,312
EMCORE Corp.*§	15,500	89,125
FormFactor, Inc.*§	1,800	68,724
Microsemi Corp.*§	6,900	135,240
ON Semiconductor Corp.*§	16,400	102,008
Silicon Motion Technology Corp.*	4,500	69,165
Tessera Technologies, Inc.*§	4,400	153,604
Trident Microsystems, Inc.*§	5,700	120,498
Varian Semiconductor Equipment Associates, Inc.*	3,700	135,013
		996,689
Software (2.9%)
Informatica Corp.*§	7,700	95,403
Taleo Corp. Class A*§	10,500	118,020
TradeStation Group, Inc.*§	5,600	87,640
		301,063
Specialty Retail (9.6%)
Bare Escentuals, Inc.*§	200	6,126
Casual Male Retail Group, Inc.*§	5,600	82,936
Children's Place Retail Stores, Inc.*§	2,900	203,551
Citi Trends, Inc.*§	3,500	137,340
DSW, Inc. Class A*§	3,900	134,940
Gymboree Corp.*	1,800	83,628
J. Crew Group, Inc.*§	3,900	120,276
Zumiez, Inc.*§	6,800	223,448
		992,245
Textiles & Apparel (2.0%)
Deckers Outdoor Corp.*	2,200	116,974
Under Armour, Inc. Class A*§	1,900	88,065
		205,039
Wireless Telecommunication Services (2.4%)
SBA Communications Corp. Class A*§	9,300	248,403
TOTAL COMMON STOCKS (Cost $9,361,985)		10,149,139
WARRANTS (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	2,000	0

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
SHORT-TERM INVESTMENTS (32.0%)
State Street Navigator Prime Portfolio§§	3,153,071	$3,153,071
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 11/01/06	$156	156,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,309,071)		3,309,071
TOTAL INVESTMENTS AT VALUE (130.0%) (Cost $12,671,056)		13,458,210
LIABILITIES IN EXCESS OF OTHER ASSETS (-30.0%)		(3,104,755)
NET ASSETS (100.0%)		$10,353,455

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities

October 31, 2006

	Large Cap Growth Fund	Mid-Cap Core Fund	Small Cap Growth Fund
Assets
Investments at value, including collateral for securities on loan of $8,623,058, $30,865,644 and $3,153,071, respectively (Cost $170,527,744, $247,623,115 and $12,671,056, respectively) (Note 2)	$197,955,427[1]	$277,686,760[2]	$13,458,210[3]
Cash	967	857	680
Receivable for investments sold	1,846,939	—	218,731
Receivable for fund shares sold	65,169	69,747	31,629
Receivable from investment adviser (Note 3)	—	—	6,799
Dividend and interest receivable	35,362	58,219	103
Prepaid expenses and other assets	39,446	34,607	13,623
Total Assets	199,943,310	277,850,190	13,729,775
Liabilities
Advisory fee payable (Note 3)	110,302	176,369	—
Administrative services fee payable (Note 3)	31,687	39,903	3,403
Shareholder servicing/Distribution fee payable (Note 3)	17,149	48,209	16
Payable upon return of securities loaned (Note 2)	8,623,058	30,865,644	3,153,071
Payable for investments purchased	3,788,784	—	143,282
Payable for fund shares redeemed	215,715	902,505	21,357
Trustees'/Directors' fee payable	7,587	7,587	7,587
Other accrued expenses payable	130,299	125,489	47,604
Total Liabilities	12,924,581	32,165,706	3,376,320
Net Assets
Capital stock, $0.001 par value (Note 7)	10,760	7,438	515
Paid-in capital (Note 7)	480,449,443	370,108,380	6,105,167
Accumulated net realized gain (loss) on investments	(320,869,157)	(154,494,979)	3,460,619
Net unrealized appreciation from investments	27,427,683	30,063,645	787,154
Net Assets	$187,018,729	$245,684,484	$10,353,455
Common Shares
Net assets	$181,077,400	$228,798,394	$9,017,298
Shares outstanding	10,404,225	6,889,458	448,362
Net asset value, offering price, and redemption price per share	$17.40	$33.21	$20.11
Advisor Shares
Net assets	$3,729,156	$16,250,352	$2,068
Shares outstanding	225,140	529,299	104
Net asset value, offering price, and redemption price per share	$16.56	$30.70	$19.88

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Assets and Liabilities (continued)

October 31, 2006

	Large Cap Growth Fund	Mid-Cap Core Fund	Small Cap Growth Fund
A Shares
Net assets	$1,328,582	$554,978	$1,325,420
Shares outstanding	77,221	16,956	65,882
Net asset value and redemption price per share	$17.20	$32.73	$20.12
Maximum offering price per share (net asset value/(1-5.75%))	$18.25	$34.73	$21.35
B Shares
Net assets	$498,225	$79,657	$7,662
Shares outstanding	30,044	2,482	388
Net asset value and offering price per share	$16.58	$32.10	$19.75
C Shares
Net assets	$385,366	$1,103	$1,007
Shares outstanding	23,240	34	51
Net asset value and offering price per share	$16.58	$32.10	$19.79

1  Including $8,407,591 of securities on loan.

2  Including $30,149,540 of securities on loan.

3  Including $3,074,569 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Operations

For the Year Ended October 31, 2006

	Large Cap Growth Fund	Mid-Cap Core Fund	Small Cap Growth Fund
Investment Income (Note 2)
Dividends	$2,233,348	$1,867,185	$65,340
Interest	327,290	431,590	101,744
Securities lending	8,139	34,987	41,055
Total investment income	2,568,777	2,333,762	208,139
Expenses
Investment advisory fees (Note 3)	1,856,819	2,657,529	500,331
Administrative services fees (Note 3)	416,036	461,337	92,094
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	—	116,680
Advisor Class	22,333	109,247	9
Class A	3,819	1,759	2,735
Class B	6,513	885	163
Class C	4,258	11	9
Transfer agent fees (Note 3)	627,894	671,108	116,485
Registration fees	74,792	71,641	70,195
Printing fees (Note 3)	58,451	44,571	28,011
Audit and tax fees	38,373	39,550	20,973
Custodian fees	29,416	29,210	28,696
Legal fees	25,528	26,763	25,713
Trustees'/Directors' fees	24,816	24,816	24,820
Insurance expense	20,044	21,533	6,251
Commitment fees (Note 4)	6,858	7,578	826
Interest expense (Note 4)	—	—	1,770
Miscellaneous expense	15,508	15,764	7,517
Total expenses	3,231,458	4,183,302	1,043,278
Less: fees waived (Note 3)	—	(94,271)	(348,300)
Net expenses	3,231,458	4,089,031	694,978
Net investment loss	(662,681)	(1,755,269)	(486,839)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	34,717,437	26,226,282	7,121,845
Net change in unrealized appreciation (depreciation) from investments	(18,858,217)	(8,486,600)	(2,919,789)
Net realized and unrealized gain from investments	15,859,220	17,739,682	4,202,056
Net increase in net assets resulting from operations	$15,196,539	$15,984,413	$3,715,217

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment income (loss)	$(662,681)	$277,820	$(1,755,269)	$(3,208,392)
Net realized gain from investments	34,717,437	30,354,928	26,226,282	41,439,467
Net change in unrealized appreciation (depreciation) from investments	(18,858,217)	2,641,122	(8,486,600)	8,210,614
Net increase in net assets resulting from operations	15,196,539	33,273,870	15,984,413	46,441,689
From Dividends
Dividends from net investment income Common Class shares	(277,859)	—	—	—
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	26,580,970	44,355,998	20,673,538	36,330,337
Reinvestment of dividends	273,440	—	—	—
Net asset value of shares redeemed	(153,917,412)	(230,751,856)	(107,079,045)	(158,014,386)
Net decrease in net assets from capital share transactions	(127,063,002)	(186,395,858)	(86,405,507)	(121,684,049)
Net decrease in net assets	(112,144,322)	(153,121,988)	(70,421,094)	(75,242,360)
Net Assets
Beginning of year	299,163,051	452,285,039	316,105,578	391,347,938
End of year	$187,018,729	$299,163,051	$245,684,484	$316,105,578
Accumulated net investment income (loss)	$—	$277,820	$—	$—

See Accompanying Notes to Financial Statements.

	Small Cap Growth Fund
	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment income (loss)	$(486,839)	$(927,136)
Net realized gain from investments	7,121,845	9,417,899
Net change in unrealized appreciation (depreciation) from investments	(2,919,789)	(3,353,315)
Net increase in net assets resulting from operations	3,715,217	5,137,448
From Dividends
Dividends from net investment income Common Class shares	—	—
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	14,541,841	9,426,170
Reinvestment of dividends	—	—
Net asset value of shares redeemed	(77,325,140)	(34,141,125)
Net decrease in net assets from capital share transactions	(62,783,299)	(24,714,955)
Net decrease in net assets	(59,068,082)	(19,577,507)
Net Assets
Beginning of year	69,421,537	88,999,044
End of year	$10,353,455	$69,421,537
Accumulated net investment income (loss)	$—	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$16.49	$15.26	$14.75	$12.53	$16.23
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.04)	0.01	(0.09)	(0.05)	(0.07)
Net gain (loss) on investments (both realized and unrealized)	0.97	1.22	0.60	2.27	(3.63)
Total from investment operations	0.93	1.23	0.51	2.22	(3.70)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	—	—	—	—
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.02)	—	—	—	—
Net asset value, end of year	$17.40	$16.49	$15.26	$14.75	$12.53
Total return[3]	5.62%	8.06%	3.46%	17.72%	(22.79)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$181,077	$291,148	$433,681	$514,668	$566,064
Ratio of expenses to average net assets	1.20%	1.17%	1.16%	1.15%	1.11%
Ratio of net investment income (loss) to average net assets	(0.24)%	0.09%	(0.57)%	(0.39)%	(0.45)%
Portfolio turnover rate	94%	97%	70%	97%	50%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$15.76	$14.65	$14.24	$12.16	$15.82
INVESTMENT OPERATIONS
Net investment loss[1]	(0.12)	(0.04)	(0.16)	(0.11)	(0.14)
Net gain (loss) on investments (both realized and unrealized)	0.92	1.15	0.57	2.19	(3.52)
Total from investment operations	0.80	1.11	0.41	2.08	(3.66)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Net asset value, end of year	$16.56	$15.76	$14.65	$14.24	$12.16
Total return[3]	5.08%	7.58%	2.88%	17.11%	(23.13)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,729	$5,334	$14,723	$17,380	$16,693
Ratio of expenses to average net assets	1.70%	1.67%	1.66%	1.65%	1.61%
Ratio of net investment loss to average net assets	(0.74)%	(0.41)%	(1.07)%	(0.90)%	(0.96)%
Portfolio turnover rate	94%	97%	70%	97%	50%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$16.33	$15.14	$14.68	$12.50	$17.75
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.00)[3]	(0.12)	(0.09)	(0.09)
Net gain (loss) on investments (both realized and unrealized)	0.95	1.19	0.58	2.27	(5.16)
Total from investment operations	0.87	1.19	0.46	2.18	(5.25)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[3]
Net asset value, end of period	$17.20	$16.33	$15.14	$14.68	$12.50
Total return[4]	5.33%	7.86%	3.13%	17.44%	(29.57)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,329	$1,585	$2,490	$1,152	$450
Ratio of expenses to average net assets	1.45%	1.42%	1.41%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets	(0.49)%	(0.16)%	(0.82)%	(0.69)%	(0.77)%[5]
Portfolio turnover rate	94%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$15.85	$14.82	$14.47	$12.41	$17.75
INVESTMENT OPERATIONS
Net investment loss[2]	(0.20)	(0.16)	(0.23)	(0.19)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	0.93	1.19	0.58	2.25	(5.16)
Total from investment operations	0.73	1.03	0.35	2.06	(5.34)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[3]
Net asset value, end of period	$16.58	$15.85	$14.82	$14.47	$12.41
Total return[4]	4.61%	6.95%	2.42%	16.60%	(30.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$498	$625	$543	$545	$206
Ratio of expenses to average net assets	2.20%	2.17%	2.16%	2.15%	2.15%[5]
Ratio of net investment loss to average net assets	(1.24)%	(0.91)%	(1.57)%	(1.44)%	(1.51)%[5]
Portfolio turnover rate	94%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$15.85	$14.81	$14.47	$12.41	$17.75
INVESTMENT OPERATIONS
Net investment loss[2]	(0.20)	(0.14)	(0.23)	(0.19)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	0.93	1.18	0.57	2.25	(5.16)
Total from investment operations	0.73	1.04	0.34	2.06	(5.34)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[3]
Net asset value, end of period	$16.58	$15.85	$14.81	$14.47	$12.41
Total return[4]	4.61%	7.02%	2.35%	16.60%	(30.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$385	$471	$849	$223	$93
Ratio of expenses to average net assets	2.20%	2.17%	2.16%	2.15%	2.14%[5]
Ratio of net investment loss to average net assets	(1.24)%	(0.91)%	(1.57)%	(1.44)%	(1.49)%[5]
Portfolio turnover rate	94%	97%	70%	97%	50%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$31.67	$28.04	$26.79	$18.98	$23.60
INVESTMENT OPERATIONS
Net investment loss[1]	(0.19)	(0.27)	(0.30)	(0.22)	(0.23)
Net gain (loss) on investments (both realized and unrealized)	1.73	3.90	1.55	8.03	(4.39)
Total from investment operations	1.54	3.63	1.25	7.81	(4.62)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Net asset value, end of year	$33.21	$31.67	$28.04	$26.79	$18.98
Total return[3]	4.86%	12.95%	4.67%	41.15%	(19.57)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$228,798	$290,509	$364,298	$407,262	$357,872
Ratio of expenses to average net assets	1.35%	1.39%	1.40%	1.38%	1.35%
Ratio of net investment loss to average net assets	(0.56)%	(0.87)%	(1.08)%	(1.04)%	(0.98)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	—	—	—	—
Portfolio turnover rate	69%	79%	106%	68%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the year shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$29.42	$26.18	$25.14	$17.90	$22.38
INVESTMENT OPERATIONS
Net investment loss[1]	(0.33)	(0.40)	(0.41)	(0.31)	(0.33)
Net gain (loss) on investments (both realized and unrealized)	1.61	3.64	1.45	7.55	(4.15)
Total from investment operations	1.28	3.24	1.04	7.24	(4.48)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[2]
Net asset value, end of year	$30.70	$29.42	$26.18	$25.14	$17.90
Total return[3]	4.35%	12.38%	4.14%	40.45%	(20.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$16,250	$24,851	$26,474	$40,322	$42,906
Ratio of expenses to average net assets	1.85%	1.89%	1.90%	1.88%	1.85%
Ratio of net investment loss to average net assets	(1.06)%	(1.37)%	(1.58)%	(1.53)%	(1.49)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	—	—	—	—
Portfolio turnover rate	69%	79%	106%	68%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the year shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$31.29	$27.77	$26.60	$18.90	$25.92
INVESTMENT OPERATIONS
Net investment loss[2]	(0.27)	(0.34)	(0.38)	(0.33)	(0.28)
Net gain (loss) on investments (both realized and unrealized)	1.71	3.86	1.55	8.03	(6.74)
Total from investment operations	1.44	3.52	1.17	7.70	(7.02)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.00)[3]
Net asset value, end of period	$32.73	$31.29	$27.77	$26.60	$18.90
Total return[4]	4.60%	12.68%	4.40%	40.74%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$555	$688	$567	$75	$1
Ratio of expenses to average net assets	1.60%	1.64%	1.65%	1.63%	1.71%[5]
Ratio of net investment loss to average net assets	(0.81)%	(1.12)%	(1.33)%	(1.36)%	(1.35)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	—	—	—	—
Portfolio turnover rate	69%	79%	106%	68%	67%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the year shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.50)	(0.58)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	1.69	3.85	(1.08)
Total from investment operations	1.19	3.27	(1.46)
Net asset value, end of period	$32.10	$30.91	$27.64
Total return[3]	3.85%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$80	$55	$7
Ratio of expenses to average net assets	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	—	—
Portfolio turnover rate	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the year shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.51)	(0.62)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	1.70	3.86	(1.05)
Total from investment operations	1.19	3.24	(1.43)
Net asset value, end of period	$32.10	$30.91	$27.67
Total return[3]	3.85%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1
Ratio of expenses to average net assets	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	—	—
Portfolio turnover rate	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the year shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.53	$18.57	$18.14	$12.58	$15.38
INVESTMENT OPERATIONS
Net investment loss[1]	(0.20)	(0.23)	(0.23)	(0.18)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	0.78	1.19	0.66	5.74	(2.62)
Total from investment operations	0.58	0.96	0.43	5.56	(2.80)
Net asset value, end of year	$20.11	$19.53	$18.57	$18.14	$12.58
Total return[2]	2.97%	5.17%	2.37%	44.20%	(18.21)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$9,017	$68,237	$78,131	$77,236	$42,918
Ratio of expenses to average net assets	1.39%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.97)%	(1.13)%	(1.22)%	(1.23)%	(1.18)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.62%	0.59%	0.71%	0.98%
Portfolio turnover rate	212%	90%	100%	69%	72%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.36	$18.53	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.27)	(0.34)	(0.20)
Net gain (loss) on investments (both realized and unrealized)	0.79	1.17	(0.92)
Total from investment operations	0.52	0.83	(1.12)
Net asset value, end of period	$19.88	$19.36	$18.53
Total return[3]	2.69%	4.48%	(5.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2	$2	$1
Ratio of expenses to average net assets	1.57%	1.65%	1.65%[4]
Ratio of net investment loss to average net assets	(1.33)%	(1.38)%	(1.47)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.62%	0.59%[4]
Portfolio turnover rate	212%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$19.53	$18.57	$18.14	$12.57	$16.88
INVESTMENT OPERATIONS
Net investment loss[2]	(0.21)	(0.23)	(0.23)	(0.18)	(0.15)
Net gain (loss) on investments (both realized and unrealized)	0.80	1.19	0.66	5.75	(4.16)
Total from investment operations	0.59	0.96	0.43	5.57	(4.31)
Net asset value, end of period	$20.12	$19.53	$18.57	$18.14	$12.57
Total return[3]	3.02%	5.17%	2.37%	44.31%	(25.53)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,325	$1,165	$10,856	$920	$322
Ratio of expenses to average net assets	1.39%	1.40%	1.40%	1.40%	1.40%[4]
Ratio of net investment loss to average net assets	(0.97)%	(1.13)%	(1.21)%	(1.24)%	(1.14)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.62%	0.59%	0.71%	1.13%[4]
Portfolio turnover rate	212%	90%	100%	69%	72%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.30	$18.48	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.35)	(0.37)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	0.80	1.19	(0.93)
Total from investment operations	0.45	0.82	(1.17)
Net asset value, end of period	$19.75	$19.30	$18.48
Total return[3]	2.33%	4.44%	(5.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$8	$16	$10
Ratio of expenses to average net assets	2.07%	2.15%	2.15%[4]
Ratio of net investment loss to average net assets	(1.70)%	(1.88)%	(1.97)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.62%	0.59%[4]
Portfolio turnover rate	212%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Growth Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$19.31	$18.48	$19.65
INVESTMENT OPERATIONS
Net investment loss[2]	(0.31)	(0.35)	(0.24)
Net gain (loss) on investments (both realized and unrealized)	0.79	1.18	(0.93)
Total from investment operations	0.48	0.83	(1.17)
Net asset value, end of period	$19.79	$19.31	$18.48
Total return[3]	2.49%	4.49%	(5.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1
Ratio of expenses to average net assets	2.07%	2.15%	2.15%[4]
Ratio of net investment loss to average net assets	(1.70)%	(1.88)%	(1.97)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.62%	0.59%[4]
Portfolio turnover rate	212%	90%	100%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds

Notes to Financial Statements

October 31, 2006

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth"), Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core") and Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core and Small Cap Growth were incorporated under the laws of the State of Maryland on November 12, 1987 and October 31, 1996, respectively. Effective December 1, 2006, the name of Large Cap Growth and Mid-Cap Core was changed from Credit Suisse Capital Appreciation Fund, Inc. and Credit Suisse Mid-Cap Growth Fund, Inc., respectively.

Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation, Mid-Cap Core seeks maximum capital appreciation, and Small Cap Growth seeks capital growth.

Large Cap Growth, Mid-Cap Core and Small Cap Growth each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the funds to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any,

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2006, total earnings from the Fund's investments in cash collateral received in connection with Large Cap Growth, Mid-Cap Core and Small Cap Growth's securities lending arrangements were $558,024, $2,170,914 and $626,245, respectively of which $547,183, $2,124,393, and $570,807, respectively, were rebated to borrowers (brokers). The Funds retained $8,139, $34,987 and $41,055 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $2,702, $11,534 and $14,383, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

I) OTHER — The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income is earned or gains are realized.

Large Cap Growth and Mid-Cap Core may each invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Fund based on the following fee schedule. Effective March 1, 2006 to February 28,

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee of Mid-Cap Core from 0.90% to 0.85%.

Fund	Annual Rate
Large Cap Growth	0.70% of average daily net assets
Mid-Cap Core	0.90% of average daily net assets
Small Cap Growth	1.00% of average daily net assets

For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived for the Funds were as follows:

Fund	Gross Advisory Fee	Waiver	Net Advisory Fee
Large Cap Growth	$1,856,819	$—	$1,856,819
Mid-Cap Core	2,657,529	(94,271)	2,563,258
Small Cap Growth	500,331	(348,300)	152,031

Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time. Effective December 1, 2006, Credit Suisse agreed to change the investment advisory fee of Large Cap Growth from 0.70% to 0.50%, and Mid-Cap Core from 0.90% to 0.70%.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as each Fund's co-administrators. For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$265,260
Mid-Cap Core	295,281
Small Cap Growth	50,033

Effective December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$150,776
Mid-Cap Core	166,056
Small Cap Growth	42,061

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the year ended October 31, 2006, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$499,370
Mid-Cap Core	583,741
Small Cap Growth	75,955

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares were as follows:

Fund	Amount
Large Cap Growth	$740
Mid-Cap Core	1,456
Small Cap Growth	256

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$371
Mid-Cap Core	371
Small Cap Growth	371

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006, the Funds had no loans outstanding under the Credit Facility. During the year ended October 31, 2006, Small Cap Growth Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$395,000	5.763%	$3,375,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$238,757,434	$369,290,937
Mid-Cap Core	195,779,609	285,744,999
Small Cap Growth	94,327,502	150,854,230

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Restricted Securities

Certain investments of Mid-Cap Core are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value
Celletra Ltd., Series C	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Note 7. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Core and Small Cap Growth has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,468,210	$25,296,214	2,566,966	$41,499,430
Shares issued in reinvestment of dividends	15,679	273,440	—	—
Shares redeemed	(8,737,598)	(150,202,889)	(13,336,351)	(216,507,743)
Net decrease	(7,253,709)	$(124,633,235)	(10,769,385)	$(175,008,313)
	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	47,052	$776,035	149,912	$2,314,915
Shares redeemed	(160,414)	(2,630,878)	(816,085)	(12,252,335)
Net decrease	(113,362)	$(1,854,843)	(666,173)	$(9,937,420)

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	19,876	$345,049	23,682	$385,275
Shares redeemed	(39,749)	(673,168)	(90,972)	(1,443,783)
Net decrease	(19,873)	$(328,119)	(67,290)	$(1,058,508)
	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	7,306	$124,023	6,301	$95,350
Shares redeemed	(16,657)	(263,106)	(3,524)	(55,323)
Net increase (decrease)	(9,351)	$(139,083)	2,777	$40,027
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	2,445	$39,649	3,834	$61,028
Shares redeemed	(8,917)	(147,371)	(31,412)	(492,672)
Net decrease	(6,472)	$(107,722)	(27,578)	$(431,644)
	Mid-Cap Core
	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	539,432	$18,141,030	1,019,244	$31,542,889
Shares redeemed	(2,824,066)	(94,597,711)	(4,837,382)	(148,538,062)
Net decrease	(2,284,634)	$(76,456,681)	(3,818,138)	$(116,995,173)
	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	74,305	$2,313,885	156,080	$4,491,001
Shares redeemed	(389,670)	(12,129,400)	(322,505)	(9,285,894)
Net decrease	(315,365)	$(9,815,515)	(166,425)	$(4,794,893)

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	4,742	$163,111	7,969	$250,387
Shares redeemed	(9,792)	(319,967)	(6,383)	(190,430)
Net increase (decrease)	(5,050)	$(156,856)	1,586	$59,957
	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,686	$55,512	1,530	$46,060
Shares redeemed	(998)	(31,967)	—	—
Net increase	688	$23,545	1,530	$46,060
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Net increase (decrease)	—	$—	—	$—
	Small Cap Growth
	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	630,119	$13,793,594	317,122	$6,265,352
Shares redeemed	(3,675,447)	(76,716,614)	(1,030,817)	(20,496,570)
Net decrease	(3,045,328)	$(62,923,020)	(713,695)	$(14,231,218)
	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	—	$—	53	$1,100
Net increase (decrease)	—	$—	53	$1,100
	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	33,910	$715,327	160,159	$3,154,418
Shares redeemed	(27,694)	(568,691)	(685,237)	(13,644,555)
Net increase (decrease)	6,216	$146,636	(525,078)	$(10,490,137)

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Capital Share Transactions

	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,508	$32,920	272	$5,300
Shares redeemed	(1,956)	(39,835)	—	—
Net increase (decrease)	(448)	$(6,915)	272	$5,300
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Net increase (decrease)	—	$—	—	$—

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common	4	35%
Advisor	7	76%
Class A	3	49%
Class B	4	63%
Class C	3	71%
Mid-Cap Core
Common	5	61%
Advisor	1	88%
Class A	4	70%
Class B	10	94%
Small Cap Growth
Common	2	55%
Advisor	2	99%
Class A	3	47%
Class B	4	98%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 8. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2006 and 2005 by the Funds were as follows:

	Ordinary Income
Fund	2006	2005
Large Cap Growth	$277,859	$—
Mid-Cap Core	—	—
Small Cap Growth	—	—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales.

At October 31, 2006, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Growth	Mid-Cap Core	Small Cap Growth
Accumulated realized gain (loss)	$(320,510,690)	$(154,138,752)	$3,555,148
Unrealized appreciation	27,069,216	29,707,418	692,625
Undistributed net investment income	—	—	—
	$(293,441,474)	$(124,431,334)	$4,247,773

At October 31, 2006, the Funds had capital loss carryforwards available to offset possible future capital gains were as follows:

	Expires October 31,
Fund	2009	2010	2011
Large Cap Growth	$96,027,757	$186,923,215	$37,559,718
Mid-Cap Core	129,468,828	24,669,925	—
Small Cap Growth	—	—	—

During the tax year ended October 31, 2006, Large Cap Growth, Mid-Cap Core and Small Cap Growth have utilized $34,550,162, $26,409,890 and $280,634 of the capital loss carryforwards, respectively.

As of October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 8. Federal Income Taxes

from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Growth	$170,886,209	$28,608,803	$(1,539,587)	$27,069,216
Mid-Cap Core	247,979,342	39,465,234	(9,757,816)	29,707,418
Small Cap Growth	12,765,586	1,232,063	(539,438)	692,625

At October 31, 2006, accumulated undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, real estate investments trusts, redemptions in kind and litigation income reclassifications. Net assets were not affected by these reclassifications:

Fund	Paid-In Capital	Accumulated Net Realized Gain (Loss) on Investments	Undistributed Net Investment Income
Large Cap Growth	$(666,163)	$3,443	$662,720
Mid-Cap Core	(1,774,293)	19,024	1,755,269
Small Cap Growth	2,557,322	(3,044,161)	486,839

Note 9. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 10. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how the funds should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the funds have taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized

Credit Suisse Funds

Notes to Financial Statements (continued)

October 31, 2006

Note 10. Recent Accounting Pronouncements

only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Note 11. Liquidation

On December 5, 2006, Small Cap Growth Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 12, 2006.

Credit Suisse Funds

Report of Independent Registered Public Accounting Firm

To the Board of Directors/Trustees and Shareholders of
Credit Suisse Large Cap Growth Fund;
Credit Suisse Mid-Cap Core Fund, Inc.;
Credit Suisse Small Cap Growth Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Growth Fund, Credit Suisse Mid-Cap Core Fund, Inc., and Credit Suisse Small Cap Growth Fund, Inc. (hereafter referred to as the "Funds") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 11 to the financial statements, on December 5, 2006, Small Cap Growth Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 12, 2006.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 18, 2006

Credit Suisse Funds

Information Concerning Directors/Trustees and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director/ Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director/ Trustee, Nominating and Audit Committee Member	Since 1999	Currently retired	36	None

Jeffrey E. Garten[2] Box 208200 New Haven,Connecticut 06520-8200 Date of Birth: 10/29/46	Director/ Trustee, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director/Trustee of the Funds on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Funds

Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director/ Trustee, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors/ Trustees, Nominating Committee Chairman and Audit Committee Member	Director/ Trustee Since 1999 and Chairman Since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC (plywood manufacturing company).

Interested Directors/ Trustees

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director/ Trustee	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

3   Mr. Kenneally is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Funds

Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Funds

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2006, the percentage of the Funds' investment income (i.e., net investment income plus short-term capital gains) that qualified for the inter-corporate dividends received deduction is as follows:

Fund	Percentage
Large Cap Growth Fund	100%

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2006, Large Cap Growth designates approximately $277,859, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2006, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse Funds

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$16,643	$15,212

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,515

All Other Fees	--	--

Total	$22,232	$20,972

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$394,000	N/A

Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

4

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

6